Principal Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of Group's Allowance for Doubtful Accounts/Expected Credit Losses
The following table summarized the details of the Group’s expected credit losses of accounts receivable:

	For the six months ended June 30,
	2024	2025
	RMB	RMB

Balance at beginning of the period	2,201	1,758
Deconsolidation of CEIBS Publishing Group	(191)	—
Provision/(Reverse) for expected credit losses	139	(264)

Balance at end of the period	2,149	1,494

Schedule of Disaggregated Revenue

	For the six months ended June 30,
	2024	2025
	RMB	RMB
Corporate learning solutions
- Subscription-based	151,834	144,740
- Non-subscription-based	12,586	7,677

	164,420	152,417
Others
- Sales of software developed and related maintenance service	1,336	477

	165,756	152,894

Schedule of Changes in Deferred Revenue
Changes in deferred revenue were as follows:

	For the six months ended June 30,
	2024	2025
	RMB	RMB

Balance at beginning of the period	247,437	183,138
Additions to deferred revenue	148,144	70,615
Recognition of deferred revenue	(165,756)	(103,328)
Deconsolidation of CEIBS Publishing Group	(65,928)	—

Balance at end of the period	163,897	150,425

Schedule of Components of Operating Lease Expense	Short-term lease costs are immaterial to its condensed consolidated statements of comprehensive income/(loss).

	For six months ended,
	June 30, 2024	June 30, 2025
	RMB	RMB
Operating lease costs	6,777	5,263
Expenses for short-term lease within 12 months	638	341

Total lease cost	7,415	5,604

Schedule of Supplemental Balance Sheet Information Related to Leases
Supplemental cash flow information related to leases is as follows:

	For six months ended,
	June 30, 2024	June 30, 2025
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities	7,214	4,503